Segment and geographical information (Tables)	12 Months Ended
Dec. 31, 2012
Segment and geographical information
Schedule of performance by each segment

Expressed in millions of United States dollars, unless otherwise stated

Results by segment

	Year ended as of December 31,
	2012						2011						2010
	Bulk Material	Base Metals	Fertilizers	Logistic	Others	Consolidated	Bulk Material	Base Metals	Fertilizers	Logistic	Others	Consolidated	Bulk Material	Base Metals	Fertilizers	Logistic	Others	Consolidated
RESULTS
Gross revenues	35,662	7,133	3,777	1,644	537	48,753	46,904	9,627	3,547	1,726	541	62,345	36,214	8,200	1,845	1,465	493	48,217
Cost and expenses	(17,542)	(6,135)	(3,036)	(1,591)	(838)	(29,142)	(16,422)	(6,350)	(2,753)	(1,467)	(958)	(27,950)	(13,325)	(5,916)	(1,669)	(1,120)	(354)	(22,384)
Research and development	(732)	(395)	(109)	(12)	(230)	(1,478)	(649)	(413)	(104)	(121)	(387)	(1,674)	(289)	(277)	(72)	(75)	(165)	(878)
Depreciation, depletion and amortization	(2,007)	(1,647)	(463)	(238)	(41)	(4,396)	(1,847)	(1,572)	(458)	(229)	(16)	(4,122)	(1,536)	(1,359)	(200)	(146)	(19)	(3,260)
Gain (Loss) on sale of assets	(377)	–	(114)	–	–	(491)	–	1,513	–	–	–	1,513	–	–	–	–	–	–
Impairment on assets	(1,029)	(2,848)	–	–	(146)	(4,023)	–	–	–	–	–	–	–	–	–	–	–	–

Operating income	13,975	(3,892)	55	(197)	(718)	9,223	27,986	2,805	232	(91)	(820)	30,112	21,064	648	(96)	124	(45)	21,695
Financial Result	(3,902)	195	(48)	(60)	14	(3,801)	(2,966)	(1)	(55)	(207)	(84)	(3,313)	(332)	(80)	32	(43)	(958)	(1,381)
Foreign exchange and monetary gains (losses), net
Discontinued operations, net of tax	–	–	–	–	–	–	–	–	–	–	–	–	–	(143)	–	–	–	(143)
Impairment on investments	–	(975)	–	–	(666)	(1,641)	–	–	–	–	–	–	–	–	–	–	–	–
Equity in results of affiliates and joint ventures and others investments	765	(19)	–	112	(218)	640	1,095	101	–	125	(186)	1,135	1,013	(10)	–	94	(110)	987
Income taxes	(389)	69	1,203	(18)	(32)	833	(4,202)	(954)	(114)	(12)	–	(5,282)	(3,980)	240	(12)	20	27	(3,705)
Noncontrolling interests	65	207	(54)	–	39	257	105	88	(31)	–	71	233	5	(209)	19	–	(4)	(189)

Net income attributable to the Company's stockholders	10,514	(4,415)	1,156	(163)	(1,581)	5,511	22,018	2,039	32	(185)	(1,019)	22,885	17,770	446	(57)	195	(1,090)	17,264

Sales classified by geographic destination:
Foreign market
America, other than United States	715	996	60	36	16	1,823	1,181	1,380	44	–	21	2,626	823	1,170	32	12	4	2,041
United States	108	1,137	53	–	36	1,334	98	1,571	1	–	2	1,672	77	740	–	–	15	832
Europe	5,834	2,194	148	–	23	8,199	8,815	2,456	153	–	62	11,486	6,833	2,067	4	–	44	8,948
Middle East/Africa/Oceania	1,550	96	7	–	–	1,653	1,767	150	1	–	1	1,919	1,569	217	11	–	–	1,797
Japan	4,202	722	–	–	7	4,931	5,987	1,243	–	–	8	7,238	3,859	1,371	–	–	10	5,240
China	16,743	895	–	–	–	17,638	20,086	1,235	–	–	99	21,420	16,088	923	–	–	24	17,035
Asia, other than Japan and China	2,947	1,009	91	–	2	4,049	3,640	1,394	35	–	1	5,070	2,712	1,445	8	–	9	4,174
Brazil	3,563	84	3,418	1,608	453	9,126	5,330	198	3,313	1,726	347	10,914	4,253	267	1,790	1,453	387	8,150

	35,662	7,133	3,777	1,644	537	48,753	46,904	9,627	3,547	1,726	541	62,345	36,214	8,200	1,845	1,465	493	48,217

Expressed in millions of United States dollars, unless otherwise stated

Operating segment

	Year ended in December 31, 2012
	Revenue	Value added tax	Net revenues	Cost and expenses	Research and Development	Pre Operating and Idle Capacity	Operating profit	Depreciation, depletion and amortization	Impairment on assets	Operating income	Property, plant and equipment	Additions to property, plant and equipment	Investments
Bulk Material
Iron ore	27,202	(271)	26,931	(12,519)	(617)	–	13,795	(1,529)	–	12,266	35,849	7,691	92
Pellets	6,776	(216)	6,560	(2,387)	–	(321)	3,852	(235)	–	3,617	1,997	383	1,219
Manganese	592	(49)	543	(353)	–	–	190	(45)	–	145	299	177	–
Coal	1,092	–	1,092	(1,398)	(115)	(28)	(449)	(198)	(1,029)	(1,676)	3,496	1,082	281

	35,662	(536)	35,126	(16,657)	(732)	(349)	17,388	(2,007)	(1,029)	14,352	41,641	9,333	1,592
Base Metals
Nickel and other products(a)	5,975	–	5,975	(4,107)	(299)	(1,029)	540	(1,508)	(2,848)	(3,816)	28,060	2,792	31
Copper(b)	1,158	(2)	1,156	(876)	(96)	(121)	63	(139)	–	(76)	4,539	819	252
Aluminum products	–	–	–	–	–	–	–	–	–	–	–	–	2,369

	7,133	(2)	7,131	(4,983)	(395)	(1,150)	603	(1,647)	(2,848)	(3,892)	32,599	3,611	2,652
Fertilizers
Potash	308	(18)	290	(171)	(73)	–	46	(23)	–	23	2,228	1,333	–
Phosphates	2,583	(76)	2,507	(1,947)	(36)	(93)	431	(331)	–	100	7,539	293	–
Nitrogen	801	(102)	699	(618)	–	–	81	(109)	–	(28)	–	40	–
Others fertilizers products	85	(11)	74	–	–	–	74	–	–	74	331	12	–

	3,777	(207)	3,570	(2,736)	(109)	(93)	632	(463)	–	169	10,098	1,678	–
Logistics
Railroads	1,135	(199)	936	(1,012)	(12)	–	(88)	(182)	–	(270)	1,543	455	586
Ports	509	(58)	451	(322)	–	–	129	(56)	–	73	600	94	94
Ships	–	–	–	–	–	–	–	–	–	–	2,353	213	–

	1,644	(257)	1,387	(1,334)	(12)	–	41	(238)	–	(197)	4,496	762	680
Others	537	(57)	480	(781)	(230)	–	(531)	(41)	(146)	(718)	1,910	393	1,568
Loss on sale of assets	–	–	–	(491)	–	–	(491)	–	–	(491)	–	–	–

	48,753	(1,059)	47,694	(26,982)	(1,478)	(1,592)	17,642	(4,396)	(4,023)	9,223	90,744	15,777	6,492

(a)
Includes nickel co-products and by-products (copper, precious metals, cobalt and others).

(b)
Includes copper concentrate.

Expressed in millions of United States dollars, unless otherwise stated

Operating segment

	Year ended in December 31, 2011
	Revenue	Value added tax	Net revenues	Cost and expenses	Research and development	Pre operating and idle capacity	Operating profit	Depreciation, depletion and amortization	Operating income	Property, plant and equipment	Additions to property, plant and equipment	Investments
Bulk Material
Iron ore	36,910	(494)	36,416	(10,471)	(497)	–	25,448	(1,418)	24,030	32,944	7,409	112
Pellets	8,204	(266)	7,938	(3,209)	–	(106)	4,623	(196)	4,427	2,074	624	997
Manganese and ferroalloys	732	(56)	676	(594)	–	–	82	(69)	13	333	177	–
Coal	1,058	–	1,058	(1,125)	(152)	(101)	(320)	(164)	(484)	4,081	1,141	239

	46,904	(816)	46,088	(15,399)	(649)	(207)	29,833	(1,847)	27,986	39,432	9,351	1,348
Base Metals
Nickel and other products(a)	8,118	–	8,118	(4,328)	(254)	(976)	2,560	(1,487)	1,073	29,097	2,637	11
Copper(b)	1,126	(23)	1,103	(702)	(159)	(12)	230	(84)	146	4,178	1,226	234
Aluminum products	383	(5)	378	(304)	–	–	74	(1)	73	–	16	3,371

	9,627	(28)	9,599	(5,334)	(413)	(988)	2,864	(1,572)	1,292	33,275	3,879	3,616
Fertilizers
Potash	287	(14)	273	(239)	(50)	(26)	(42)	(45)	(87)	2,137	532	–
Phosphates	2,395	(95)	2,300	(1,634)	(54)	(72)	540	(297)	243	6,430	316	–
Nitrogen	782	(103)	679	(557)	–	–	122	(116)	6	896	180	–
Others fertilizers products	83	(13)	70	–	–	–	70	–	70	364	–	–

	3,547	(225)	3,322	(2,430)	(104)	(98)	690	(458)	232	9,827	1,028	–
Logistics
Railroads	1,265	(222)	1,043	(882)	(121)	–	40	(179)	(139)	1,307	213	551
Ports	461	(48)	413	(315)	–	–	98	(50)	48	576	347	–
Ships	–	–	–	–	–	–	–	–	–	2,485	308	114

	1,726	(270)	1,456	(1,197)	(121)	–	138	(229)	(91)	4,368	868	665
Others	541	(60)	481	(898)	(387)	–	(804)	(16)	(820)	1,993	949	2,464
Gain on sale of assets	–	–	–	1,513	–	–	1,513	–	1,513	–	–	–

	62,345	(1,399)	60,946	(23,745)	(1,674)	(1,293)	34,234	(4,122)	30,112	88,895	16,075	8,093

(a)
Includes nickel co-products and by-products (copper, precious metals, cobalt and others).

(b)
Includes copper concentrate.

Expressed in millions of United States dollars, unless otherwise stated

Operating segment

	Year ended in December 31, 2010
	Revenue	Value added tax	Net revenues	Cost and expenses	Research and development	Pre operation and idle capacity	Operating profit	Depreciation, depletion and amortization	Operating income	Property, plant and equipment	Additions to property, plant and equipment	Investments
Bulk Material
Iron ore	28,120	(366)	27,754	(8,856)	(226)	(18)	18,654	(1,307)	17,347	30,412	4,015	107
Pellets	6,402	(266)	6,136	(2,510)	–	(5)	3,621	(110)	3,511	1,445	353	1,058
Manganese and ferroalloys	922	(69)	853	(442)	–	–	411	(36)	375	316	28	–
Coal	770	–	770	(684)	(63)	(109)	(86)	(83)	(169)	3,020	499	223

	36,214	(701)	35,513	(12,492)	(289)	(132)	22,600	(1,536)	21,064	35,193	4,895	1,388
Base Metals
Nickel and other products(a)	4,712	–	4,712	(2,297)	(171)	(934)	1,310	(1,145)	165	28,623	1,880	23
Copper(b)	934	(29)	905	(475)	(95)	(51)	284	(87)	197	3,579	1,072	90
Aluminum products	2,554	(32)	2,522	(2,098)	(11)	–	413	(127)	286	395	342	152

	8,200	(61)	8,139	(4,870)	(277)	(985)	2,007	(1,359)	648	32,597	3,294	265
Fertilizers
Potash	280	(11)	269	(213)	(56)	–	–	(29)	(29)	474	355	–
Phosphates	1,211	(47)	1,164	(1,054)	(16)	–	94	(121)	(27)	7,560	438	–
Nitrogen	337	(43)	294	(285)	–	–	9	(50)	(41)	809	47	–
Others fertilizers products	17	(5)	12	(11)	–	–	1	–	1	146	3	–

	1,845	(106)	1,739	(1,563)	(72)	–	104	(200)	(96)	8,989	843	–
Logistics
Railroads	1,107	(183)	924	(641)	(75)	–	208	(123)	85	1,278	160	511
Ports	353	(47)	306	(236)	–	–	70	(23)	47	297	36	–
Ships	5	–	5	(13)	–	–	(8)	–	(8)	747	747	135

	1,465	(230)	1,235	(890)	(75)	–	270	(146)	124	2,322	943	646
Others	493	(90)	403	(264)	(165)	–	(26)	(19)	(45)	3,995	2,672	2,198

	48,217	(1,188)	47,029	(20,079)	(878)	(1,117)	24,955	(3,260)	21,695	83,096	12,647	4,497

(a)
Includes nickel co-products and by-products (copper, precious metals, cobalt and others).

(b)
Includes copper concentrate.